STATEMENT OF OPERATIONS (Parenthetical) - Class B Common Stock - shares	Mar. 31, 2021	Feb. 04, 2021	Dec. 31, 2020
Common shares, shares outstanding	8,625,000	8,625,000	8,625,000
Over-allotment option
Maximum shares subject to forfeiture			1,125,000